Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Plan Compensation Expense, Including Cash Award	The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income:

	Year Ended December 31,
(Thousands of dollars)	2021	2020	2019
Share-based compensation plan expense, net of related tax benefits	$5,747	$4,816	$5,154
Share-based compensation plan related tax benefits	1,815	1,521	1,627

Schedule of Nonvested Performance and Restricted Stock Unit Plans
The following table summarizes the activity of the restricted stock/units programs as of December 31, 2021:

(Thousands of shares)	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2020	401	$62.23
Granted	188	65.38
Dividends	10
Forfeited or expired	(9)	70.09
Vested and issued (2)	(70)	69.87
Nonvested/unissued at December 31, 2021	520	$61.01
(1)The number of performance shares includes 120,400 granted and 31,400 vested and issued, which was derived by assuming that target performance will be achieved during the relevant performance period.
(2)Includes shares for retiree payouts and those converted for taxes.